Pay vs Performance Disclosure		12 Months Ended
		Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]

Pay Versus Performance Disclosure

The following table sets forth a comparison of compensation reported in the Summary Compensation Table to compensation actually paid to our Principal Executive Officer (PEO) and other Named Executive Officers (NEOs) as well as information on our Company performance. As discussed earlier, summary compensation totals for the PEO and the average non-PEO NEO for the years 2021 and 2022 have been adjusted (i) to exclude Stock Award values reflecting grants made during 2019 that were previously disclosed in the 2020 proxy filing or (ii) to otherwise correct discrepancies between values reported in the Summary Compensation Table and values reported in the Grants of Plan-Based Awards table in the 2022 and 2023 proxy filings. These adjustments had no impact on the Compensation Actually Paid values for either the PEO or average non-PEO NEO in either of those years.

Year	Summary Compensation Table Total for PEO	Compensation Actually Paid to PEO	Average Summary Compensation Table Total for non-PEO NEOs	Average Compensation Actually Paid to non-PEO NEOs	Value of initial fixed $100 Investment based on:		Net Income/ (Loss) ($mm)	AORT Revenue Growth ($mm)
					AORT Total Shareholder Return	Index Total Shareholder Return
	(a)	(a)	(b)	(b)	(c)	(c)		(d)
2023	$3,176,413	$7,225,878	$1,204,664	$1,835,407	$66	$124	($37)	12%
2022	$7,216,340	$4,718,496	$1,796,100	$1,352,869	$45	$114	($19)	9%
2021	$4,628,566	$3,712,538	$1,286,725	$1,108,935	$75	$140	($15)	16%
2020	$3,415,458	$327,652	$977,089	$454,642	$87	$118	($17)	-8%

(a)Mr. Mackin served as our only PEO for each year.

(b)Our Non-PEO NEOs in 2023 were Messrs. Lee, Berry, Davis and Mses. Horton and Holloway. Our Non-PEO NEOs in 2022 and 2021 were Messrs. Lee, Davis, Stanton and Ms. Holloway. Our Non-PEO NEOs in 2020 were Messrs. Lee, Davis, Simpson, and Ms. Holloway.

(c)Shareholder returns reflect $100 invested as of market close on December 31, 2019, the final trading day of fiscal 2019; Index Shareholder Return reflects S&P Health Care Equipment Index.

(d)Company selected measure of revenue growth is non-GAAP (constant currency) as reported in annual earnings release. See page 10 of Form 8-K filed February 15, 2024 for reconciliation. As discussed in Compensation Discussion and Analysis, revenue growth as calculated in incentive plans may reflect additional adjustments to either the baseline (prior year revenue) or current year results.

The following table sets forth a reconciliation from the Summary Compensation Table (“SCT”) to Compensation Actually Paid (“CAP”) to our PEO and for the average paid to our Non-PEO NEOs for the years ended December 31, 2020, 2021, 2022, and 2023. As discussed earlier, summary compensation totals for the PEO and the average non-PEO NEO for the years 2021 and 2022 have been adjusted (i) to exclude Stock Award values reflecting grants made during 2019 that were previously disclosed in the 2020 proxy filing or (ii) to otherwise correct discrepancies between values reported in the Summary Compensation Table and values reported in the Grants of Plan-Based Awards table in the 2022 and 2023 proxy filings. These adjustments had no impact on the Compensation Actually Paid values for either the PEO or average non-PEO NEO in either of those years.

			Equity Addition to SCT Total
Year	SCT Total	Less Sum of Stock and Option Award Values from SCT	Value of Current Year Equity Awards at 12/31	Change in Value of Unvested Prior Year Awards at 12/31	Change in Value of Prior Year Awards That Vested In Current Year	Total Equity Addition/ Deduction to SCT Total	Total Compensation Actually Paid
		(e)	(f)	(g)	(h)		(i)
2023	$3,176,413	($801,938)	$1,771,014	$2,775,817	$304,572	$4,049,465	$7,225,878
2022	$7,216,340	($5,587,257)	$4,689,996	($1,385,504)	($215,079)	($2,497,844)	$4,718,496
2021	$4,628,566	($2,977,494)	$2,402,215	($495,663)	$154,913	($916,028)	$3,712,538
2020	$3,415,458	($2,323,534)	$1,931,021	($2,326,940)	($368,352)	($3,087,805)	$327,652

The following table sets forth a reconciliation from the Summary Compensation Table (“SCT”) to Compensation Actually Paid (“CAP”) for the average paid to our Non-PEO NEOs for the years ended December 31, 2020, 2021, 2022, and 2023. As discussed earlier, summary compensation totals for the PEO and the average non-PEO NEO for the years 2021 and 2022 have been adjusted (i) to exclude Stock Award values reflecting grants made during 2019 that were previously disclosed in the 2020 proxy filing or (ii) to otherwise correct discrepancies between values reported in the Summary Compensation Table and values reported in the Grants of Plan-Based Awards table in the 2022 and 2023 proxy filings. These adjustments had no impact on the Compensation Actually Paid values for either the PEO or average non-PEO NEO in either of those years.

			Equity Addition to SCT Total
Year	SCT Total	Less Sum of Stock and Option Award Values from SCT	Value of Current Year Equity Awards at 12/31	Change in Value of Unvested Prior Year Awards at 12/31	Change in Value of Prior Year Awards That Vested In Current Year	Total Equity Addition/ Deduction to SCT Total	Total Compensation Actually Paid
		(e)	(f)	(g)	(h)		(i)
2023	$1,204,664	($498,431)	$639,679	$443,711	$45,783	$630,742	$1,835,407
2022	$1,796,100	($1,124,197)	$955,981	($239,756)	($35,259)	($443,231)	$1,352,869
2021	$1,286,725	($640,635)	$508,720	($72,575)	$26,701	($177,790)	$1,108,935
2020	$977,089	($499,129)	$420,985	($371,199)	($73,105)	($522,447)	$454,642

(f)Represents the grant date fair value of equity-based awards made during the fiscal year as reported in the Summary Compensation Table.

(f)Represents the year-end fair value of equity awards that were made during the fiscal year and remained unvested as of year-end.

(g)Represents the change in fair value during the fiscal year of equity-based awards granted in prior fiscal years that were still unvested as of each fiscal year-end.

(h)Represents the change in fair value during the fiscal year of equity-based awards granted in prior fiscal years that vested during the current fiscal year.

(i)Equal to summary compensation total plus/minus any adjustments related to equity award values as reflected in this table.

Company Selected Measure Name		revenue growth
Named Executive Officers, Footnote [Text Block]

(a)Mr. Mackin served as our only PEO for each year.

(b)Our Non-PEO NEOs in 2023 were Messrs. Lee, Berry, Davis and Mses. Horton and Holloway. Our Non-PEO NEOs in 2022 and 2021 were Messrs. Lee, Davis, Stanton and Ms. Holloway. Our Non-PEO NEOs in 2020 were Messrs. Lee, Davis, Simpson, and Ms. Holloway.

PEO Total Compensation Amount	[1]	$ 3,176,413	$ 7,216,340	$ 4,628,566	$ 3,415,458
PEO Actually Paid Compensation Amount	[1],[2]	$ 7,225,878	4,718,496	3,712,538	327,652
Adjustment To PEO Compensation, Footnote [Text Block]

			Equity Addition to SCT Total
Year	SCT Total	Less Sum of Stock and Option Award Values from SCT	Value of Current Year Equity Awards at 12/31	Change in Value of Unvested Prior Year Awards at 12/31	Change in Value of Prior Year Awards That Vested In Current Year	Total Equity Addition/ Deduction to SCT Total	Total Compensation Actually Paid
		(e)	(f)	(g)	(h)		(i)
2023	$3,176,413	($801,938)	$1,771,014	$2,775,817	$304,572	$4,049,465	$7,225,878
2022	$7,216,340	($5,587,257)	$4,689,996	($1,385,504)	($215,079)	($2,497,844)	$4,718,496
2021	$4,628,566	($2,977,494)	$2,402,215	($495,663)	$154,913	($916,028)	$3,712,538
2020	$3,415,458	($2,323,534)	$1,931,021	($2,326,940)	($368,352)	($3,087,805)	$327,652

(f)Represents the grant date fair value of equity-based awards made during the fiscal year as reported in the Summary Compensation Table.

(f)Represents the year-end fair value of equity awards that were made during the fiscal year and remained unvested as of year-end.

(g)Represents the change in fair value during the fiscal year of equity-based awards granted in prior fiscal years that were still unvested as of each fiscal year-end.

(h)Represents the change in fair value during the fiscal year of equity-based awards granted in prior fiscal years that vested during the current fiscal year.

(i)Equal to summary compensation total plus/minus any adjustments related to equity award values as reflected in this table.

Non-PEO NEO Average Total Compensation Amount	[3]	$ 1,204,664	1,796,100	1,286,725	977,089
Non-PEO NEO Average Compensation Actually Paid Amount	[3],[4]	$ 1,835,407	1,352,869	1,108,935	454,642
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]

			Equity Addition to SCT Total
Year	SCT Total	Less Sum of Stock and Option Award Values from SCT	Value of Current Year Equity Awards at 12/31	Change in Value of Unvested Prior Year Awards at 12/31	Change in Value of Prior Year Awards That Vested In Current Year	Total Equity Addition/ Deduction to SCT Total	Total Compensation Actually Paid
		(e)	(f)	(g)	(h)		(i)
2023	$1,204,664	($498,431)	$639,679	$443,711	$45,783	$630,742	$1,835,407
2022	$1,796,100	($1,124,197)	$955,981	($239,756)	($35,259)	($443,231)	$1,352,869
2021	$1,286,725	($640,635)	$508,720	($72,575)	$26,701	($177,790)	$1,108,935
2020	$977,089	($499,129)	$420,985	($371,199)	($73,105)	($522,447)	$454,642

(f)Represents the grant date fair value of equity-based awards made during the fiscal year as reported in the Summary Compensation Table.

(f)Represents the year-end fair value of equity awards that were made during the fiscal year and remained unvested as of year-end.

(g)Represents the change in fair value during the fiscal year of equity-based awards granted in prior fiscal years that were still unvested as of each fiscal year-end.

(h)Represents the change in fair value during the fiscal year of equity-based awards granted in prior fiscal years that vested during the current fiscal year.

(i)Equal to summary compensation total plus/minus any adjustments related to equity award values as reflected in this table.

Compensation Actually Paid vs. Total Shareholder Return [Text Block]
Compensation Actually Paid vs. Net Income [Text Block]
Compensation Actually Paid vs. Company Selected Measure [Text Block]
Total Shareholder Return Vs Peer Group [Text Block]
Tabular List [Table Text Block]

Most Important Financial Measures Related to 2023 Officer Compensation

As discussed in the Compensation Discussion and Analysis, the annual short-term incentive plan used revenue growth (constant currency) as the primary financial measure for 2023. Annual PSUs granted during 2023 were earned based on revenue growth (constant currency) and adjusted EBITDA. LTIP shares earned during 2023 were based on revenue growth (constant currency) and, with respect to the 2019 LTIP grants, gross margin.

Key Financial Measures
Revenue Growth (constant currency)
Adjusted EBITDA
Gross Margin

Total Shareholder Return Amount	[5]	$ 66	45	75	87
Peer Group Total Shareholder Return Amount	[5]	124	114	140	118
Net Income (Loss) Attributable to Parent		$ (37,000,000)	$ (19,000,000)	$ (15,000,000)	$ (17,000,000)
Company Selected Measure Amount	[6]	0.12	0.09	0.16	(0.08)
PEO Name		Mr. Mackin	Mr. Mackin	Mr. Mackin	Mr. Mackin
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name		Revenue Growth (constant currency)
Non-GAAP Measure Description [Text Block]		Company selected measure of revenue growth is non-GAAP (constant currency) as reported in annual earnings release. See page 10 of Form 8-K filed February 15, 2024 for reconciliation. As discussed in Compensation Discussion and Analysis, revenue growth as calculated in incentive plans may reflect additional adjustments to either the baseline (prior year revenue) or current year results.
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name		Adjusted EBITDA
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name		Gross Margin
PEO [Member] | Less Sum of Stock and Option Award Values from SCT
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	[7]	$ (801,938)	$ (5,587,257)	$ (2,977,494)	$ (2,323,534)
PEO [Member] | Value of Current Year Equity Awards
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	[8]	1,771,014	4,689,996	2,402,215	1,931,021
PEO [Member] | Change in Value of Unvested Prior Year Awards
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	[9]	2,775,817	(1,385,504)	(495,663)	(2,326,940)
PEO [Member] | Change in Value of Prior Year Awards That Vested In Current Year
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	[10]	304,572	(215,079)	154,913	(368,352)
PEO [Member] | Total Equity Addition/ Deduction to SCT Total
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		4,049,465	(2,497,844)	(916,028)	(3,087,805)
Non-PEO NEO [Member] | Less Sum of Stock and Option Award Values from SCT
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	[11]	(498,431)	(1,124,197)	(640,635)	(499,129)
Non-PEO NEO [Member] | Value of Current Year Equity Awards
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	[12]	639,679	955,981	508,720	420,985
Non-PEO NEO [Member] | Change in Value of Unvested Prior Year Awards
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	[13]	443,711	(239,756)	(72,575)	(371,199)
Non-PEO NEO [Member] | Change in Value of Prior Year Awards That Vested In Current Year
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	[14]	45,783	(35,259)	26,701	(73,105)
Non-PEO NEO [Member] | Total Equity Addition/ Deduction to SCT Total
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		$ 630,742	$ (443,231)	$ (177,790)	$ (522,447)

[1]	Mr. Mackin served as our only PEO for each year.
[2]	Equal to summary compensation total plus/minus any adjustments related to equity award values as reflected in this table.
[3]	Our Non-PEO NEOs in 2023 were Messrs. Lee, Berry, Davis and Mses. Horton and Holloway. Our Non-PEO NEOs in 2022 and 2021 were Messrs. Lee, Davis, Stanton and Ms. Holloway. Our Non-PEO NEOs in 2020 were Messrs. Lee, Davis, Simpson, and Ms. Holloway.
[4]	Equal to summary compensation total plus/minus any adjustments related to equity award values as reflected in this table.
[5]	Shareholder returns reflect $100 invested as of market close on December 31, 2019, the final trading day of fiscal 2019; Index Shareholder Return reflects S&P Health Care Equipment Index.
[6]	Company selected measure of revenue growth is non-GAAP (constant currency) as reported in annual earnings release. See page 10 of Form 8-K filed February 15, 2024 for reconciliation. As discussed in Compensation Discussion and Analysis, revenue growth as calculated in incentive plans may reflect additional adjustments to either the baseline (prior year revenue) or current year results.
[7]	Represents the grant date fair value of equity-based awards made during the fiscal year as reported in the Summary Compensation Table.
[8]	Represents the year-end fair value of equity awards that were made during the fiscal year and remained unvested as of year-end.
[9]	Represents the change in fair value during the fiscal year of equity-based awards granted in prior fiscal years that were still unvested as of each fiscal year-end.
[10]	Represents the change in fair value during the fiscal year of equity-based awards granted in prior fiscal years that vested during the current fiscal year.
[11]	Represents the grant date fair value of equity-based awards made during the fiscal year as reported in the Summary Compensation Table.
[12]	Represents the year-end fair value of equity awards that were made during the fiscal year and remained unvested as of year-end.
[13]	Represents the change in fair value during the fiscal year of equity-based awards granted in prior fiscal years that were still unvested as of each fiscal year-end.
[14]	Represents the change in fair value during the fiscal year of equity-based awards granted in prior fiscal years that vested during the current fiscal year.